Investments - Schedule of Investments (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Equity-method investments	$ 23,407	$ 17,547	$ 4,482
Exchange-traded investments at fair value		0	9,685
Investment in debt securities - AFS	9,017	11,187	0
Total Investments	$ 32,424	$ 28,734	$ 14,167